Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 177,354	$ 149,268	$ 119,777
Property and equipment expenditures	327,636	360,097	217,115
Operating segments
Segment Reporting Information [Line Items]
Depreciation and amortization	167,781	141,746	113,312
Operating segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	70,868	68,249	55,003
Property and equipment expenditures	108,140	121,913	68,661
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	50,481	41,195	32,377
Property and equipment expenditures	99,140	113,823	69,966
Operating segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	46,432	32,302	25,932
Property and equipment expenditures	120,301	122,616	78,162
Corporate and others
Segment Reporting Information [Line Items]
Depreciation and amortization	9,966	8,178	7,134
Property and equipment expenditures	55	1,745	326
Purchase price allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (393)	$ (656)	$ (669)